Preferred Shares - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified																	1 Months Ended
	Feb. 28, 2011	Jan. 31, 2011	Oct. 31, 2010 Beijing aBitCool Network Technology Co., Ltd. ("21Vianet Technology") Internet Data Center Services	Oct. 31, 2010 Beijing aBitCool Network Technology Co., Ltd. ("21Vianet Technology") Non Internet Data Center Services	Dec. 31, 2012 Series A preferred shares	Oct. 31, 2010 Series A preferred shares	Dec. 31, 2012 Series A preferred shares Minimum	Dec. 31, 2012 Series B preferred shares	Oct. 31, 2010 Series B preferred shares	Dec. 31, 2012 Series B preferred shares Minimum	Dec. 31, 2012 Series B preferred shares After December 1, 2012	Oct. 31, 2010 Series A1 Preferred Stock	Oct. 31, 2010 Series A2 Preferred Stock	Oct. 31, 2010 Series A3 Preferred Stock	Oct. 31, 2010 Series B1 Preferred Stock	Oct. 31, 2010 Series B2 Preferred Stock	Feb. 28, 2011 Series C1 Preferred Stock	Jan. 31, 2011 Series C1 Preferred Stock
Class of Stock [Line Items]
Convertible preferred shares, issued						41,408,340			69,557,840			30,411,130	5,944,580	5,052,630	10,947,370	58,610,470	5,313,820	31,882,930
Percentage of outstanding number of preferred aBitCool			85.00%	15.00%
Convertible preferred shares, issuance price	$ 1.33	$ 1.24										$ 0.45	$ 0.77	$ 0.51	$ 0.51	$ 0.63
Preferred Shares holders, percentage of stated issuance price entitled to receive						100.00%			100.00%
Series B Preferred Shares, redemption price percentage of stated issuance price											120.00%
Preferred Shares, conversion ratio into an ordinary share					1			1
Percentage of outstanding Preferred Shares holders vote required for conversion into ordinary shares							51.00%			51.00%
Convertible preferred shares, total gross cash proceeds																	$ 5,000	$ 30,000
Effective conversion price												$ 1.28	$ 1.31	$ 1.28	$ 1.34	$ 1.37	$ 0.94	$ 0.94
Preferred stock, redemption price per share															$ 0.61	$ 0.76
Beneficial conversion features recorded																	$ 2,051	$ 9,662